Major Non-Cash Transactions	12 Months Ended
Dec. 31, 2025
Major Non-Cash Transactions [Abstract]
Major Non-Cash Transactions
32.
MAJOR NON-CASH TRANSACTIONS

During the years ended December 31, 2023, 2024 and 2025:

(i)
the Group entered into new lease agreements for the use of offices and, plant and equipment for 12 months to 60 months. On the lease commencement, the Group recognized nil , $0.9 million, and nil of right-of-use asset and lease liabilities, respectively;
(ii)
financial liabilities arising from unvested restricted shares and treasury shares of $68.0 thousand , nil, and nil, respectively, have been derecognized upon vesting of restricted shares.